Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

14. Provisions

		Asset
		Retirement
in EUR	Warranties	Obligation	Other	Total
Balance at January 1, 2021	575,940	135,784	—	711,724
Additions	639,263	—	432,311	1,071,574
Reversals	(438)	—	—	(438)
Usage	(575,502)	—	—	(575,502)
Unwinding of discount	—	2,026	—	2,026
Acquisition of a subsidiary	18,000	—	—	18,000
Currency translation effect	(269)	3,059	—	2,790

Balance at December 31, 2021	656,994	140,869	432,311	1,230,174
Non-current	—	140,869	—	140,869
Current	656,994	—	432,311	1,089,305
Total	656,994	140,869	432,311	1,230,174

Balance at January 1, 2022	656,994	140,869	432,311	1,230,174
Additions	930,990	—	108,518	1,039,508
Reversals	(34,729)	—	(411,416)	(446,145)
Usage	(622,265)	—	—	(622,265)
Unwinding of discount	—	2,092	—	2,092
Acquisition of a subsidiary	—	—	—	—
Currency translation effect	66,649	987	28,643	96,279

Balance at December 31, 2022	997,639	143,949	158,056	1,299,644
Non-current	—	143,949	—	143,949
Current	997,639	—	158,056	1,155,695
Total	997,639	143,949	158,056	1,299,644

During the year ended December 31, 2022, the Group recognized an onerous contract provision in the amount of TEUR 49 due to one contract with a potentially negative margin (2021: TEUR 432 due to two contracts). Most likely, the expected timing of outflows will be during the financial year 2023. The provision from the previous year has been partly reversed, due to the positive development of another potentially unprofitable contract, which turned into profit zone, based on renegotiations of conditions.

The provision for warranties relates mainly to products sold during the respective year. The provision has been estimated based on historical warranty data associated with similar products and services. The Group expects to settle these obligations over the next year. Depending on individual contractual agreements with our customers we may face longer warranty periods, up to 36 months and in some rare cases longer. Based on historical experience and data, almost none of the warranty claims arose after 12 month from the time point of the delivery, therefore, the provision created for warranty claims is considered to be significantly short-term in nature.

Furthermore, the Group has asset retirement obligations to return certain of the Group’s premises to their original condition. The asset retirement obligation is not expected to be fulfilled in less than five years.